Retirement and Other Postretirement Benefits - Schedule of Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Settlements			$ 89	$ 0	$ 5
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost			2	3	3
Interest cost			75	75	80
Expected return on plan assets			(66)	(70)	(74)
Recognized net actuarial loss (gain)			31	32	28
Amortization of prior service benefit			0	0	0
Settlements	$ 3	$ 87	88	0	5
Curtailment		$ (1)	(1)	0	0
Net periodic benefit cost			131	40	42
Pension benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost			42	40	40
Other postretirement benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost			0	1	1
Interest cost			4	5	7
Expected return on plan assets			0	0	0
Recognized net actuarial loss (gain)			(8)	(3)	(3)
Amortization of prior service benefit			(9)	(10)	(9)
Settlements			0	0	0
Curtailment			0	0	0
Net periodic benefit cost			$ (13)	$ (7)	$ (4)